UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip Code)

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: October 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

(a)	Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

EXCHANGE LISTED FUNDS TRUST

Cabana Target Drawdown 5 ETF (TDSA)

Cabana Target Drawdown 7 ETF (TDSB)

Cabana Target Drawdown 10 ETF (TDSC)

Cabana Target Drawdown 13 ETF (TDSD)

Cabana Target Drawdown 16 ETF (TDSE)

Cabana Target Leading Sector Aggressive ETF (CLSA)

Cabana Target Leading Sector Conservative ETF (CLSC)

Cabana Target Leading Sector Moderate ETF (CLSM)

Semi-Annual Report

October 31, 2021

(Unaudited)

Exchange Listed Funds Trust TABLE OF CONTENTS	October 31, 2021 (Unaudited)

Before investing you should carefully consider each Fund’s investment objectives, risks, charges and expenses. This and other information is available in each Fund’s prospectus, a copy of which may be obtained by visiting the Funds’ website at www.cabanaetfs.com. Please read a Fund’s prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee each Fund will achieve its investment objective. Each Fund is classified as a diversified investment company under the Investment Company Act of 1940 (the “1940 Act”) except for the Cabana Target Leading Sector Aggressive ETF, Cabana Target Leading Sector Conservative ETF and Cabana Target Leading Moderate ETF, each of which may invest more of its assets in securities of a single issuer, and may have an adverse effect on a Fund’s performance. Concentration in a particular industry or sector will subject each Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of each Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from a Fund. Each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

i

Cabana Target Drawdown 5 ETF Schedule of Investments	October 31, 2021 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 100.0%
CURRENCY — 10.0%
WisdomTree Bloomberg U.S. Dollar Bullish Fund	123,606	$3,197,687
EQUITY — 51.0%
Invesco QQQ Trust Series 1	8,670	3,347,574
Vanguard Communication Services ETF	21,718	3,079,178
Vanguard Consumer Discretionary ETF	9,797	3,319,321
Vanguard Health Care ETF	12,520	3,235,794
Vanguard S&P 500 ETF	7,837	3,308,468
		16,290,335
FIXED INCOME — 39.0%
Vanguard Intermediate-Term Bond ETF	34,843	3,095,452
Vanguard Long-Term Bond ETF	30,299	3,146,551
Vanguard Tax-Exempt Bond Index ETF	56,704	3,101,142
Vanguard Total Bond Market ETF	36,529	3,118,846
		12,461,991
TOTAL EXCHANGE-TRADED FUNDS (Cost $31,473,138)		31,950,013

SHORT-TERM INVESTMENTS — 0.1%
Invesco Government & Agency Portfolio — Institutional Class, 0.03%(a)	28,318	28,318
TOTAL SHORT TERM INVESTMENTS (Cost $28,318)		28,318
TOTAL INVESTMENTS — 100.1% (Cost $31,501,456)		31,978,331
Liabilities in Excess of Other Assets — (0.1%)		(15,622)
TOTAL NET ASSETS — 100.0%		$31,962,709

(a)   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 5 ETF Summary of Investments	October 31, 2021 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Currency	10.0%
Equity	51.0%
Fixed Income	39.0%
Total Exchange-Traded Funds	100.0%
Short-Term Investments	0.1%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 7 ETF Schedule of Investments	October 31, 2021 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.8%
EQUITY — 60.9%
Invesco QQQ Trust Series 1	75,484	$29,145,127
Vanguard Communication Services ETF	189,133	26,815,277
Vanguard Extended Market ETF	145,559	28,002,640
Vanguard Health Care ETF	109,024	28,177,253
Vanguard Information Technology ETF	67,278	29,209,417
Vanguard S&P 500 ETF	68,231	28,804,399
		170,154,113
FIXED INCOME — 38.9%
Global X US Preferred ETF	1,050,149	27,272,369
Vanguard Intermediate-Term Bond ETF	303,440	26,957,610
Vanguard Long-Term Bond ETF	263,865	27,402,380
Vanguard Total Bond Market ETF	318,113	27,160,488
		108,792,847
TOTAL EXCHANGE-TRADED FUNDS (Cost $273,212,269)		278,946,960

SHORT-TERM INVESTMENTS — 0.3%
Invesco Government & Agency Portfolio — Institutional Class, 0.03%(a)	821,613	821,613
TOTAL SHORT TERM INVESTMENTS (Cost $821,613)		821,613
TOTAL INVESTMENTS — 100.1% (Cost $274,033,882)		279,768,573
Liabilities in Excess of Other Assets — (0.1%)		(136,510)
TOTAL NET ASSETS — 100.0%		$279,632,063

(a)   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 7 ETF Summary of Investments	October 31, 2021 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Equity	60.9%
Fixed Income	38.9%
Total Exchange-Traded Funds	99.8%
Short-Term Investments	0.3%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 10 ETF Schedule of Investments	October 31, 2021 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.8%
EQUITY — 70.8%
Invesco QQQ Trust Series 1	226,218	$87,345,032
Vanguard Communication Services ETF	566,786	80,358,919
Vanguard Consumer Discretionary ETF	255,611	86,603,563
Vanguard Extended Market ETF	436,200	83,916,156
Vanguard Information Technology ETF	201,596	87,524,919
Vanguard S&P 500 ETF	204,469	86,318,633
Vanguard Total Stock Market ETF	362,655	85,916,596
		597,983,818
FIXED INCOME — 29.0%
Global X US Preferred ETF	3,147,183	81,732,343
Vanguard Intermediate-Term Bond ETF	909,371	80,788,520
Vanguard Long-Term Bond ETF	790,771	82,121,568
		244,642,431
TOTAL EXCHANGE-TRADED FUNDS (Cost $809,586,738)		842,626,249

SHORT-TERM INVESTMENTS — 0.3%
Invesco Government & Agency Portfolio – Institutional Class, 0.03%(a)	2,353,110	2,353,110
TOTAL SHORT TERM INVESTMENTS (Cost $2,353,110)		2,353,110
TOTAL INVESTMENTS — 100.1% (Cost $811,939,848)		844,979,359
Liabilities in Excess of Other Assets — (0.1%)		(404,956)
TOTAL NET ASSETS — 100.0%		$844,574,403

(a)   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 10 ETF Summary of Investments	October 31, 2021 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Equity	70.8%
Fixed Income	29.0%
Total Exchange-Traded Funds	99.8%
Short-Term Investments	0.3%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 13 ETF Schedule of Investments	October 31, 2021 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.8%
EQUITY — 90.2%
Invesco QQQ Trust Series 1	79,724	$30,782,234
Vanguard Communication Services ETF	199,773	28,323,816
Vanguard Consumer Discretionary ETF	90,081	30,520,344
Vanguard Extended Market ETF	153,751	29,578,617
Vanguard Financials ETF	317,764	31,665,183
Vanguard Health Care ETF	115,143	29,758,708
Vanguard Information Technology ETF	71,057	30,850,107
Vanguard Mid-Cap ETF	120,810	30,487,612
Vanguard S&P 500 ETF	72,053	30,417,894
		272,384,515
FIXED INCOME — 9.6%
Vanguard Long-Term Bond ETF	278,699	28,942,891
TOTAL EXCHANGE-TRADED FUNDS (Cost $286,543,012)		301,327,406

SHORT-TERM INVESTMENTS — 0.2%
Invesco Government & Agency Portfolio – Institutional Class, 0.03%(a)	659,884	659,884
TOTAL SHORT TERM INVESTMENTS (Cost $659,884)		659,884
TOTAL INVESTMENTS — 100.0% (Cost $287,202,896)		301,987,290
Liabilities in Excess of Other Assets — (0.0)%		(146,080)
TOTAL NET ASSETS — 100.0%		$301,841,210

(a)   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 13 ETF Summary of Investments	October 31, 2021 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Equity	90.2%
Fixed Income	9.6%
Total Exchange-Traded Funds	99.8%
Short-Term Investments	0.2%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 16 ETF Schedule of Investments	October 31, 2021 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.8%
EQUITY — 99.8%
Invesco QQQ Trust Series 1	43,725	$16,882,660
Vanguard Communication Services ETF	109,576	15,535,685
Vanguard Consumer Discretionary ETF	49,414	16,741,957
Vanguard Extended Market ETF	84,331	16,223,598
Vanguard Industrials ETF	80,158	16,083,703
Vanguard Information Technology ETF	38,976	16,921,820
Vanguard Mid-Cap ETF	66,265	16,722,636
Vanguard S&P 500 ETF	39,521	16,684,185
Vanguard Small-Cap ETF	70,542	16,188,684
Vanguard Total Stock Market ETF	70,118	16,611,655
		164,596,583
TOTAL EXCHANGE-TRADED FUNDS (Cost $156,886,654)		164,596,583

SHORT-TERM INVESTMENTS — 0.2%
Invesco Government & Agency Portfolio – Institutional Class, 0.03%(a)	332,677	332,677
TOTAL SHORT TERM INVESTMENTS (Cost $332,677)		332,677
TOTAL INVESTMENTS — 100.0% (Cost $157,219,331)		164,929,260
Liabilities in Excess of Other Assets — (0.0)%		(70,569)
TOTAL NET ASSETS — 100.0%		$164,858,691

(a)   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 16 ETF Summary of Investments	October 31, 2021 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Equity	99.8%
Total Exchange-Traded Funds	99.8%
Short-Term Investments	0.2%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Aggressive ETF SCHEDULE OF INVESTMENTS	October 31, 2021 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.9%
EQUITY — 99.9%
Invesco QQQ Trust Series 1	183,490	$70,847,324
Vanguard Communication Services ETF	178,770	25,346,011
Vanguard Consumer Discretionary ETF	288,430	97,722,968
		193,916,303
TOTAL EXCHANGE-TRADED FUNDS (Cost $184,428,445)		193,916,303

SHORT-TERM INVESTMENTS — 0.2%
Invesco Government & Agency Portfolio – Institutional Class, 0.03%(a)	359,313	359,313
TOTAL SHORT TERM INVESTMENTS (Cost $359,313)		359,313
TOTAL INVESTMENTS — 100.1% (Cost $184,787,758)		194,275,616
Liabilities in Excess of Other Assets — (0.1%)		(86,673)
TOTAL NET ASSETS — 100.0%		$194,188,943

(a)   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Aggressive ETF SUMMARY OF INVESTMENTS	October 31, 2021 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Equity	99.9%
Total Exchange-Traded Funds	99.9%
Short-Term Investments	0.2%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Conservative ETF SCHEDULE OF INVESTMENTS	October 31, 2021 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.8%
CURRENCY — 11.9%
WisdomTree Bloomberg U.S. Dollar Bullish Fund(a)	858,188	$22,201,324
EQUITY — 64.7%
Invesco QQQ Trust Series 1	121,472	46,901,554
SPDR Dow Jones Industrial Average ETF Trust	10,577	3,788,999
Vanguard Communication Services ETF	330,252	46,823,128
Vanguard Health Care ETF	58,200	15,041,790
Vanguard S&P 500 ETF	18,333	7,739,459
		120,294,930
FIXED INCOME — 23.2%
Vanguard Long-Term Bond ETF	346,803	36,015,491
Vanguard Short-Term Bond ETF	44,133	3,594,191
Vanguard Total Bond Market ETF	42,068	3,591,766
		43,201,448
TOTAL EXCHANGE-TRADED FUNDS (Cost $182,379,594)		185,697,702

SHORT-TERM INVESTMENTS — 0.2%
Invesco Government & Agency Portfolio – Institutional Class, 0.03%(b)	327,597	327,597
TOTAL SHORT TERM INVESTMENTS (Cost $327,597)		327,597
TOTAL INVESTMENTS — 100.0% (Cost $182,707,191)		186,025,299
Other Assets in Excess of Liabilities — (0.0)%		43,177
TOTAL NET ASSETS — 100.0%		$186,068,476

(a)   Affiliated issuer.

(b)   The rate is the annualized seven-day yield at period end

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
WisdomTree Bloomberg U.S. Dollar Bullish Fund	$—	$22,446,601	$(454,810)	$6,319	$203,214	$22,201,324	858,188	$—	$—

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Conservative ETF Summary of Investments	October 31, 2021 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Currency	11.9%
Equity	64.7%
Fixed Income	23.2%
Total Exchange-Traded Funds	99.8%
Short-Term Investments	0.2%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Moderate ETF SCHEDULE OF INVESTMENTS	October 31, 2021 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.8%
EQUITY — 90.5%
Invesco QQQ Trust Series 1	254,398	$98,225,612
Vanguard Consumer Discretionary ETF	224,424	76,037,095
Vanguard S&P 500 ETF	166,517	70,296,817
		244,559,524
FIXED INCOME – 9.3%
Vanguard Long-Term Bond ETF	242,094	25,141,462
TOTAL EXCHANGE-TRADED FUNDS (Cost $255,954,306)		269,700,986

SHORT-TERM INVESTMENTS — 0.1%
Invesco Government & Agency Portfolio – Institutional Class, 0.03%(a)	326,556	326,556
TOTAL SHORT TERM INVESTMENTS (Cost $326,556)		326,556
TOTAL INVESTMENTS — 99.9% (Cost $256,280,862)		270,027,542
Other Assets in Excess of Liabilities — 0.1%		105,145
TOTAL NET ASSETS — 100.0%		$270,132,687

(a)   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Moderate ETF Summary of Investments	October 31, 2021 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Equity	90.5%
Fixed Income	9.3%
Total Exchange-Traded Funds	99.8%
Short-Term Investments	0.1%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES	October 31, 2021 (Unaudited)
	Cabana Target Drawdown 5 ETF	Cabana Target Drawdown 7 ETF	Cabana Target Drawdown 10 ETF	Cabana Target Drawdown 13 ETF
Assets:
Investments, at value	$31,978,331	$279,768,573	$844,979,359	$301,987,290
Dividends receivable	2	17	48	14
Capital shares receivable	—	657,838	1,394,431	—
Total Assets	31,978,333	280,426,428	846,373,838	301,987,304

Liabilities:
Due to custodian	3,208	23,036	61,576	19,274
Advisory fee payable	12,416	116,065	348,879	126,820
Investments securities purchased	—	655,264	1,388,980	—
Total Liabilities	15,624	794,365	1,799,435	146,094

Net Assets	$31,962,709	$279,632,063	$844,574,403	$301,841,210

Net Assets Consist of:
Paid-in capital	$31,305,349	$267,741,926	$779,449,341	$268,094,375
Distributable earnings (loss)	657,360	11,890,137	65,125,062	33,746,835
Net Assets	$31,962,709	$279,632,063	$844,574,403	$301,841,210

Net Assets	$31,962,709	$279,632,063	$844,574,403	$301,841,210
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,225,000	10,600,000	30,225,000	10,250,000
Net Asset Value, Offering and Redemption Price Per Share	$26.09	$26.38	$27.94	$29.45
Investments, at cost	$31,501,456	$274,033,882	$811,939,848	$287,202,896

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES (Concluded)	October 31, 2021 (Unaudited)
	Cabana Target Drawdown 16 ETF	Cabana Target Leading Sector Aggressive ETF	Cabana Target Leading Sector Conservative ETF	Cabana Target Leading Sector Moderate ETF
Assets:
Unaffiliated investments, at value	$164,929,260	$194,275,616	$163,823,975	$270,027,542
Affiliated investments, at value	—	—	22,201,324	—
Cash	—	—	132,942	224,173
Capital shares receivable	2,234,238	1,971,295	—	3,295,581
Dividends receivable	7	4	1,237	5
Total Assets	167,163,505	196,246,915	186,159,478	273,547,301

Liabilities:
Due to custodian	9,701	—	—	—
Advisory fee payable	69,719	90,253	91,002	126,400
Investments securities purchased	2,225,394	1,967,719	—	3,288,214
Total Liabilities	2,304,814	2,057,972	91,002	3,414,614

Net Assets	$164,858,691	$194,188,943	$186,068,476	$270,132,687

Net Assets Consist of:
Paid-in capital	$146,809,691	$184,355,864	$182,486,627	$255,947,885
Distributable earnings (loss)	18,049,000	9,833,079	3,581,849	14,184,802
Net Assets	$164,858,691	$194,188,943	$186,068,476	$270,132,687

Net Assets	$164,858,691	$194,188,943	$186,068,476	$270,132,687

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	5,525,000	7,375,000	7,300,000	10,225,000
Net Asset Value, Offering and Redemption Price Per Share	$29.84	$26.33	$25.49	$26.42
Unaffiliated investments, at cost	$157,219,331	$184,787,758	$160,709,081	$256,280,862
Affiliated investments, at cost	$—	$—	$21,998,110	$—
See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS
	Cabana Target Drawdown 5 ETF	Cabana Target Drawdown 7 ETF	Cabana Target Drawdown 10 ETF	Cabana Target Drawdown 13 ETF
	For the Six Months Ended October 31, 2021 (Unaudited)	For the Six Months Ended October 31, 2021 (Unaudited)	For the Six Months Ended October 31, 2021 (Unaudited)	For the Six Months Ended October 31, 2021 (Unaudited)
Investment Income:
Dividends	$196,752	$3,369,296	$6,843,100	$1,757,486
Total Investment Income	196,752	3,369,296	6,843,100	1,757,486

Expenses:
Advisory fees	104,123	1,258,633	2,995,884	1,054,654
Total Expenses	104,123	1,258,633	2,995,884	1,054,654
Less fees waived:
Waiver	(32,437)	(383,058)	(899,593)	(314,123)
Net Expenses	71,686	875,575	2,096,291	740,531
Net Investment Income (Loss)	125,066	2,493,721	4,746,809	1,016,955

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(87,327)	(3,926,562)	(7,552,242)	(3,037,992)
In-kind redemptions	1,322,111	18,119,300	57,017,418	27,841,316
Net realized gain (loss)	1,234,784	14,192,738	49,465,176	24,803,324
Net change in unrealized appreciation (depreciation) on:
Investments	(281,642)	(3,529,195)	(9,192,735)	(4,547,636)
Net change in unrealized appreciation (depreciation)	(281,642)	(3,529,195)	(9,192,735)	(4,547,636)
Net realized and unrealized gain (loss)	953,142	10,663,543	40,272,441	20,255,688
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,078,208	$13,157,264	$45,019,250	$21,272,643

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS (Concluded)
	Cabana Target Drawdown 16 ETF	Cabana Target Leading Sector Aggressive ETF	Cabana Target Leading Sector Conservative ETF	Cabana Target Leading Sector Moderate ETF
	For the Six Months Ended October 31, 2021 (Unaudited)	For the period July 13, 2021(1) to October 31, 2021 (Unaudited)	For the period July 13, 2021(1) to October 31, 2021 (Unaudited)	For the period July 13, 2021(1) to October 31, 2021 (Unaudited)
Investment Income:
Dividends	$856,399	$556,685	$538,736	$798,327
Total Investment Income	856,399	556,685	538,736	798,327

Expenses:
Advisory fees	570,032	395,963	435,068	562,207
Total Expenses	570,032	395,963	435,068	562,207
Less fees waived:
Waiver	(167,982)	(103,454)	(114,205)	(147,579)
Net Expenses	402,050	292,509	320,863	414,628
Net Investment Income (Loss)	454,349	264,176	217,873	383,699

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,103,834)	—	—	—
Unaffiliated in-kind redemptions	—	81,045	39,549	54,423
Affiliated in-kind redemptions	14,707,545	—	6,319	—
Net realized gain (loss)	13,603,711	81,045	45,868	54,423
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(4,242,713)	9,487,858	3,114,894	13,746,680
Affiliated Investments	—	—	203,214	—
Net change in unrealized appreciation (depreciation)	(4,242,713)	9,487,858	3,318,108	13,746,680
Net realized and unrealized gain (loss)	9,360,998	9,568,903	3,363,976	13,801,103
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,815,347	$9,833,079	$3,581,849	$14,184,802

(1)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	Cabana Target Drawdown 5 ETF		Cabana Target Drawdown 7 ETF
	For the Six Months Ended October 31, 2021 (Unaudited)	For the period September 17, 2020(1) to April 30, 2021	For the Six Months Ended October 31, 2021 (Unaudited)	For the period September 17, 2020(1) to April 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$125,066	$164,353	$2,493,721	$3,660,890
Net realized gain (loss)	1,234,784	(807,348)	14,192,738	(4,521,152)
Change in net unrealized appreciation (depreciation)	(281,642)	758,517	(3,529,195)	9,263,886
Net increase (decrease) in net assets resulting from operations	1,078,208	115,522	13,157,264	8,403,624

Distributions to Shareholders	(175,221)	(117,432)	—	(1,699,958)

Capital Transactions:
Proceeds from shares issued	26,365,668	40,096,656	184,564,636	542,359,117
Cost of shares redeemed	(13,467,412)	(21,933,280)	(267,472,528)	(199,680,092)
Net increase (Decrease) in Net Assets Resulting from Capital Share Transactions	12,898,256	18,163,376	(82,907,892)	342,679,025
Total Increase (Decrease) in Net Assets	13,801,243	18,161,466	(69,750,628)	349,382,691

Net Assets:
Beginning of period	18,161,466	—	349,382,691	—
End of period	$31,962,709	$18,161,466	$279,632,063	$349,382,691

Change in Shares Outstanding:
Shares outstanding, beginning of period	725,000	—	13,850,000	—
Shares issued	1,025,000	1,625,000	7,125,000	21,950,000
Shares redeemed	(525,000)	(900,000)	(10,375,000)	(8,100,000)
Shares outstanding, end of period	1,225,000	725,000	10,600,000	13,850,000

(1)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Cabana Target Drawdown 10 ETF		Cabana Target Drawdown 13 ETF
	For the Six Months Ended October 31, 2021 (Unaudited)	For the period September 17, 2020(1) to April 30, 2021	For the Six Months Ended October 31, 2021 (Unaudited)	For the period September 17, 2020(1) to April 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$4,746,809	$4,964,237	$1,016,955	$1,263,101
Net realized gain (loss)	49,465,176	(8,758,811)	24,803,324	(1,548,357)
Change in net unrealized appreciation (depreciation)	(9,192,735)	42,232,246	(4,547,636)	19,332,030
Net increase (decrease) in net assets resulting from operations	45,019,250	38,437,672	21,272,643	19,046,774

Distributions to Shareholders	—	(2,996,851)	—	(968,743)

Capital Transactions:
Proceeds from shares issued	640,286,944	927,823,599	317,775,509	365,891,811
Cost of shares redeemed	(501,547,440)	(302,448,771)	(280,750,882)	(140,425,902)
Net increase (Decrease) in Net Assets Resulting from Capital Share Transactions	138,739,504	625,374,828	37,024,627	225,465,909
Total Increase (Decrease) in Net Assets	183,758,754	660,815,649	58,297,270	243,543,940

Net Assets:
Beginning of period	660,815,649	—	243,543,940	—
End of period	$844,574,403	$660,815,649	$301,841,210	$243,543,940

Change in Shares Outstanding:
Shares outstanding, beginning of period	25,225,000	—	9,000,000	—
Shares issued	23,550,000	37,450,000	11,250,000	14,650,000
Shares redeemed	(18,550,000)	(12,225,000)	(10,000,000)	(5,650,000)
Shares outstanding, end of period	30,225,000	25,225,000	10,250,000	9,000,000

(1)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Cabana Target Drawdown 16 ETF		Cabana Target Leading Sector Aggressive ETF
	For the Six Months Ended October 31, 2021 (Unaudited)	For the period September 17, 2020(1) to April 30, 2021	For the period July 13, 2021(1) to October 31, 2021 (Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$454,349	$706,398	$264,176
Net realized gain (loss)	13,603,711	(1,272,508)	81,045
Change in net unrealized appreciation (depreciation)	(4,242,713)	11,952,642	9,487,858
Net increase (decrease) in net assets resulting from operations	9,815,347	11,386,532	9,833,079

Distributions to Shareholders	—	(539,242)	—

Capital Transactions:
Proceeds from shares issued	190,987,795	184,639,436	188,719,194
Cost of shares redeemed	(160,644,476)	(70,786,701)	(4,363,330)
Net increase (Decrease) in Net Assets Resulting from Capital Share Transactions	30,343,319	113,852,735	184,355,864
Total Increase (Decrease) in Net Assets	40,158,666	124,700,025	194,188,943

Net Assets:
Beginning of period	124,700,025	—	—
End of period	$164,858,691	$124,700,025	$194,188,943

Change in Shares Outstanding:
Shares outstanding, beginning of period	4,500,000	—	—
Shares issued	6,650,000	7,350,000	7,550,000
Shares redeemed	(5,625,000)	(2,850,000)	(175,000)
Shares outstanding, end of period	5,525,000	4,500,000	7,375,000

(1)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS (Concluded)
	Cabana Target Leading Sector Conservative ETF	Cabana Target Leading Sector Moderate ETF
	For the period July 13, 2021(1) to October 31, 2021 (Unaudited)	For the period July 13, 2021(1) to October 31, 2021 (Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$217,873	$383,699
Net realized gain (loss)	45,868	54,423
Change in net unrealized appreciation (depreciation)	3,318,108	13,746,680
Net increase (decrease) in net assets resulting from operations	3,581,849	14,184,802

Capital Transactions:
Proceeds from shares issued	186,258,439	257,847,031
Cost of shares redeemed	(3,771,812)	(1,899,146)
Net increase (Decrease) in Net Assets Resulting from Capital Share Transactions	182,486,627	255,947,885
Total Increase (Decrease) in Net Assets	186,068,476	270,132,687

Net Assets:
Beginning of period	—	—
End of period	$186,068,476	$270,132,687

Change in Shares Outstanding:
Shares outstanding, beginning of period	—	—
Shares issued	7,450,000	10,300,000
Shares redeemed	(150,000)	(75,000)
Shares outstanding, end of period	7,300,000	10,225,000

(1)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
Cabana Target Drawdown 5 ETF Selected Per Share Data	For the Six Months Ended October 31, 2021 (Unaudited)		For the period September 17, 2020(1) through April 30, 2021
Net Asset Value, beginning of period	$25.05		$24.99
Investment Activities
Net investment income (loss)(2)	0.12		0.20
Net realized and unrealized gain (loss)	1.11		0.01	(3)
Total from investment activities	1.23		0.21
Distributions to shareholders from
Net investment income	(0.19)		(0.15)
Total distributions	(0.19)		(0.15)
Net Asset Value, end of period	$26.09		$25.05
Total Return (%)	4.94	(4)	0.85	(4)
Total Return at Market Price (%)	4.89	(4)	0.85	(4)
Ratios to Average Net Assets
Expenses before fee waiver (%)(5)	0.80	(6)	0.80	(6)
Expenses after fee waiver (%)(5)	0.55	(6)	0.54	(6)
Net investment income (loss) (%)	0.96	(6)	1.36	(6)
Supplemental Data
Net Assets at end of period (000’s)	$31,963		$18,161
Portfolio turnover (%)(7)	90	(4)	516	(4)
Cabana Target Drawdown 7 ETF Selected Per Share Data	For the Six Months Ended October 31, 2021 (Unaudited)		For the period September 17, 2020(1) through April 30, 2021
Net Asset Value, beginning of period	$25.23		$24.98
Investment Activities
Net investment income (loss)(2)	0.21		0.25
Net realized and unrealized gain (loss)	0.94		0.11
Total from investment activities	1.15		0.36
Distributions to shareholders from
Net investment income	—		(0.11)
Total distributions	—		(0.11)
Net Asset Value, end of period	$26.38		$25.23
Total Return (%)	4.58	(4)	1.45	(4)
Total Return at Market Price (%)	4.44	(4)	1.51	(4)
Ratios to Average Net Assets
Expenses before fee waiver (%)(5)	0.80	(6)	0.80	(6)
Expenses after fee waiver (%)(5)	0.56	(6)	0.54	(6)
Net investment income (loss) (%)	1.59	(6)	1.69	(6)
Supplemental Data
Net Assets at end of period (000’s)	$279,632		$349,383
Portfolio turnover (%)(7)	122	(4)	416	(4)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

(4)  Not annualized for periods less than one year.

(5)  The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(6)  Annualized for periods less than one year.

(7)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS (Continued)
Cabana Target Drawdown 10 ETF Selected Per Share Data	For the Six Months Ended October 31, 2021 (Unaudited)		For the period September 17, 2020(1) through April 30, 2021
Net Asset Value, beginning of period	$26.20		$25.02
Investment Activities
Net investment income (loss)(2)	0.17		0.22
Net realized and unrealized gain (loss)	1.57		1.09
Total from investment activities	1.74		1.31
Distributions to shareholders from
Net investment income	—		(0.13)
Total distributions	—		(0.13)
Net Asset Value, end of period	$27.94		$26.20
Total Return (%)	6.67	(3)	5.27	(3)
Total Return at Market Price (%)	6.76	(3)	5.16	(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	(5)	0.80	(5)
Expenses after fee waiver (%)(4)	0.56	(5)	0.54	(5)
Net investment income (loss) (%)	1.27	(5)	1.46	(5)
Supplemental Data
Net Assets at end of period (000’s)	$844,574		$660,816
Portfolio turnover (%)(6)	95	(3)	451	(3)
Cabana Target Drawdown 13 ETF Selected Per Share Data	For the Six Months Ended October 31, 2021 (Unaudited)		For the period September 17, 2020(1) through April 30, 2021
Net Asset Value, beginning of period	$27.06		$25.03
Investment Activities
Net investment income (loss)(2)	0.11		0.18
Net realized and unrealized gain (loss)	2.28		2.00
Total from investment activities	2.39		2.18
Distributions to shareholders from
Net investment income	—		(0.15)
Total distributions	—		(0.15)
Net Asset Value, end of period	$29.45		$27.06
Total Return (%)	8.82	(3)	8.74	(3)
Total Return at Market Price (%)	8.84	(3)	8.66	(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	(5)	0.80	(5)
Expenses after fee waiver (%)(4)	0.56	(5)	0.54	(5)
Net investment income (loss) (%)	0.77	(5)	1.15	(5)
Supplemental Data
Net Assets at end of period (000’s)	$301,841		$243,544
Portfolio turnover (%)(6)	119	(3)	448	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(5)  Annualized for periods less than one year.

(6)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS (Continued)
Cabana Target Drawdown 16 ETF Selected Per Share Data	For the Six Months Ended October 31, 2021 (Unaudited)		For the period September 17, 2020(1) through April 30, 2021
Net Asset Value, beginning of period	$27.71		$25.03
Investment Activities
Net investment income (loss)(2)	0.09		0.21
Net realized and unrealized gain (loss)	2.04		2.64
Total from investment activities	2.13		2.85
Distributions to shareholders from
Net investment income	—		(0.17)
Total distributions	—		(0.17)
Net Asset Value, end of period	$29.84		$27.71
Total Return (%)	7.68	(3)	11.47	(3)
Total Return at Market Price (%)	7.76	(3)	11.39	(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	(5)	0.80	(5)
Expenses after fee waiver (%)(4)	0.56	(5)	0.54	(5)
Net investment income (loss) (%)	0.64	(5)	1.32	(5)
Supplemental Data
Net Assets at end of period (000’s)	$164,859		$124,700
Portfolio turnover (%)(6)	117	(3)	452	(3)
Cabana Target Leading Sector Aggressive ETF Selected Per Share Data	For the period July 13, 2021(1) through October 31, 2021 (Unaudited)
Net Asset Value, beginning of period	$25.12
Investment Activities
Net investment income (loss)(2)	0.04
Net realized and unrealized gain (loss)	1.17
Total from investment activities	1.21
Net Asset Value, end of period	$26.33
Total Return (%)	4.82	(3)
Total Return at Market Price (%)	4.74	(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	(5)
Expenses after fee waiver (%)(4)	0.59	(5)
Net investment income (loss) (%)	0.53	(5)
Supplemental Data
Net Assets at end of period (000’s)	$194,189
Portfolio turnover (%)(6)	—

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(5)  Annualized for periods less than one year.

(6)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS (Concluded)
Cabana Target Leading Sector Conservative ETF Selected Per Share Data	For the period July 13, 2021(1) through October 31, 2021 (Unaudited)
Net Asset Value, beginning of period	$25.05
Investment Activities
Net investment income (loss)(2)	0.03
Net realized and unrealized gain (loss)	0.41
Total from investment activities	0.44
Net Asset Value, end of period	$25.49
Total Return (%)	1.74	(3)
Total Return at Market Price (%)	1.72	(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	(5)
Expenses after fee waiver (%)(4)	0.59	(5)
Net investment income (loss) (%)	0.40	(5)
Supplemental Data
Net Assets at end of period (000’s)	$186,068
Portfolio turnover (%)(6)	—
Cabana Target Leading Sector Moderate ETF Selected Per Share Data	For the period July 13, 2021(1) through October 31, 2021 (Unaudited)
Net Asset Value, beginning of period	$25.09
Investment Activities
Net investment income (loss)(2)	0.04
Net realized and unrealized gain (loss)	1.29
Total from investment activities	1.33
Net Asset Value, end of period	$26.42
Total Return (%)	5.28	(3)
Total Return at Market Price (%)	5.34	(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	(5)
Expenses after fee waiver (%)(4)	0.59	(5)
Net investment income (loss) (%)	0.55	(5)
Supplemental Data
Net Assets at end of period (000’s)	$270,133
Portfolio turnover (%)(6)	—

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(5)  Annualized for periods less than one year.

(6)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	October 31, 2021 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the 1940 Act as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The financial statements presented herein relate to the funds listed below and are individually referred to as a “Fund” or collectively as the “Funds”:

Cabana Target Drawdown 5 ETF

Cabana Target Drawdown 7 ETF

Cabana Target Drawdown 10 ETF

Cabana Target Drawdown 13 ETF

Cabana Target Drawdown 16 ETF

Cabana Target Leading Sector Aggressive ETF

Cabana Target Leading Sector Conservative ETF

Cabana Target Leading Sector Moderate ETF

Each Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, actively managed ETFs use an active investment strategy in seeking to meet their investment objectives. Actively managed ETFs are required to publish their portfolio holdings on a daily basis. The availability of this information, which is used by, among others, large institutional investors when deciding to purchase or redeem Creation Units of the ETF, is designed to ensure that shares of the ETF do not trade at a material premium or discount in relation to NAV per share.

The Cabana Target Drawdown 5 ETF, Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF, and Cabana Target Drawdown 16 ETF each seek to provide long-term growth within a targeted risk parameter and seek to achieve their investment objective with limited volatility and reduced correlation to the overall performance of the equity markets by allocating its assets among the following five major asset classes – equities, fixed income securities, real estate, currencies, and commodities. The Cabana Target Leading Sector Aggressive ETF, The Cabana Target Leading Sector Conservative ETF, and The Cabana Target Leading Sector Moderate ETF each seek to provide long-term growth and seek to achieve their investment objective primarily by allocating their assets among ETFs that invest in securities of companies in the various sectors of the U.S. market: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2021 (Unaudited)

(a) Valuation of Investments

Each Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1 – Quoted prices in active markets for identical assets.

•   Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•   Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, ETFs and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of October 31, 2021 for each Fund based upon the three levels defined above:

Cabana Target Drawdown 5 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$31,950,013	$—	$—	$31,950,013
Short-Term Investments	28,318	—	—	28,318
Total	$31,978,331	$—	$—	$31,978,331
Cabana Target Drawdown 7 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$278,946,960	$—	$—	$278,946,960
Short-Term Investments	821,613	—	—	821,613
Total	$279,768,573	$—	$—	$279,768,573

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2021 (Unaudited)
Cabana Target Drawdown 10 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$842,626,249	$—	$—	$842,626,249
Short-Term Investments	2,353,110	—	—	2,353,110
Total	$844,979,359	$—	$—	$844,979,359
Cabana Target Drawdown 13 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$301,327,406	$—	$—	$301,327,406
Short-Term Investments	659,884	—	—	659,884
Total	$301,987,290	$—	$—	$301,987,290
Cabana Target Drawdown 16 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$164,596,583	$—	$—	$164,596,583
Short-Term Investments	332,677	—	—	332,677
Total	$164,929,260	$—	$—	$164,929,260
Cabana Target Leading Sector Aggressive ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$193,916,303	$—	$—	$193,916,303
Short-Term Investments	359,313	—	—	359,313
Total	$194,275,616	$—	$—	$194,275,616
Cabana Target Leading Sector Conservative ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$185,697,702	$—	$—	$185,697,702
Short-Term Investments	327,597	—	—	327,597
Total	$186,025,299	$—	$—	$186,025,299
Cabana Target Leading Sector Moderate ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$269,700,986	$—	$—	$269,700,986
Short-Term Investments	326,556	—	—	326,556
Total	$270,027,542	$—	$—	$270,027,542

(a) See Schedule of Investments for additional detailed categorizations.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2021 (Unaudited)

(c) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of the Funds has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require a Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of October 31, 2021, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

(d) Distributions to Shareholders

Each Fund, except for the Cabana Target Drawdown 5 ETF, distributes net investment income and capital gains, if any, at least annually. The Cabana Target Drawdown 5 ETF pays out dividends from its net investment income at least monthly and distributes its net capital gains, if any, at least annually. Each Fund may make distributions on a more frequent basis for each Fund to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Trust, including each Fund, pursuant to an investment advisory agreement entered into by the Adviser and the Trust on behalf of each Fund (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund. The Adviser is responsible for among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). As part of an agreement between the Sub-Adviser and the Adviser, the Sub-Adviser has agreed to pay all expenses of the Fund (except the Excluded Expenses) and, to the extent applicable, pay the Adviser’s minimum fee under the arrangement.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2021 (Unaudited)

For the services it provides to each Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.80% of average daily net assets of each Fund.

Effective September 1, 2021, the Adviser, for the Funds below, has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses but including acquired fund fees and expenses) from exceeding 0.69% of the Fund’s average daily net assets until at least September 1, 2022. The expense limitation agreement may be terminated, without payment of any penalty: (i) by the Trust for any reason and at any time and (ii) by the Adviser, for any reason, upon sixty days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. For purposes of calculating the waiver, the Adviser uses estimates of acquired fund fees and expenses. Previously, the Adviser had contractually agreed to waive a portion of its fee in an amount equal to 0.26% of each Fund’s average daily net assets. For the period ended October 31, 2021, the Adviser waived expenses of the Funds as follows:

Fund	Expenses Waived
Cabana Target Drawdown 5 ETF	$32,437
Cabana Target Drawdown 7 ETF	383,058
Cabana Target Drawdown 10 ETF	899,593
Cabana Target Drawdown 13 ETF	314,123
Cabana Target Drawdown 16 ETF	167,982

The Adviser, for the Funds below, has contractually agreed to waive a portion of its management fee in an amount equal to 0.21% of the Fund’s average daily net assets through July 21, 2022, unless earlier terminated by the Board for any reason at any time. For the period ended October 31, 2021, the Adviser waived expenses of the Funds as follows:

Fund	Expenses Waived
Cabana Target Leading Sector Aggressive ETF	$103,454
Cabana Target Leading Sector Conservative ETF	114,205
Cabana Target Leading Sector Moderate ETF	147,579

Waived fees are not recoupable in the future periods.

An Interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b) Investment Sub-Advisory Agreement

The Adviser has entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Funds with Cabana LLC d/b/a Cabana Asset Management (the “Sub-Adviser”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Funds and continuously reviews, supervises, and administers the investment program of the Funds, subject to the supervision of the Adviser and the Board. The Adviser pays a fee to the Sub-Adviser out of the Fee the Adviser receives from each Fund, which is calculated daily and paid monthly, at an annual rate (adjusted for waived fees and expenses) based on the aggregate of the average daily net assets of the Funds up to a maximum rate of 0.76%, which is calculated according to a breakpoint schedule.

(c) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of a Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2021 (Unaudited)

for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

An officer of the Trust is also an employee of an affiliate of the Distributor and receives no compensation from the Trust for serving as an officer.

(d) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon”) serves as each Fund’s fund accountant, transfer agent, custodian and administrator.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2021 were as follows:

Fund	Purchases	Sales
Cabana Target Drawdown 5 ETF	$23,143,886	$23,564,296
Cabana Target Drawdown 7 ETF	380,510,866	377,489,891
Cabana Target Drawdown 10 ETF	711,234,882	704,303,698
Cabana Target Drawdown 13 ETF	313,247,824	312,670,429
Cabana Target Drawdown 16 ETF	166,926,164	166,189,423
Cabana Target Leading Sector Aggressive ETF	153,130	—
Cabana Target Leading Sector Conservative ETF	160,484	—
Cabana Target Leading Sector Moderate ETF	150,190	—

Purchases and sales of in-kind transactions for the period ended October 31, 2021 were as follows:

Fund	Purchases	Sales
Cabana Target Drawdown 5 ETF	$26,278,610	$12,967,176
Cabana Target Drawdown 7 ETF	183,104,531	264,603,467
Cabana Target Drawdown 10 ETF	637,013,979	499,589,827
Cabana Target Drawdown 13 ETF	316,431,309	278,987,211
Cabana Target Drawdown 16 ETF	190,211,510	160,117,887
Cabana Target Leading Sector Aggressive ETF	188,551,752	4,357,482
Cabana Target Leading Sector Conservative ETF	185,935,960	3,762,716
Cabana Target Leading Sector Moderate ETF	257,647,952	1,898,259

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2021 (Unaudited)

Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for each Fund is $500, regardless of the number of Creation Units created in the transaction.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for each Fund is $500, regardless of the number of Creation Units redeemed in the transaction.

Note 6 – Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in each Fund’s prospectus. Please refer to the relevant Fund’s prospectus for a complete description of the principal risks of investing in that Fund.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2021 (Unaudited)

Asset Allocation Risk. Each Fund’s investment performance depends upon the successful allocation by the Sub-Adviser of the Fund’s assets among asset classes. There is no guarantee that the Sub-Adviser’s allocation techniques and decisions will produce the desired results.

Exchange-Traded Funds Risk. Through its investments in ETFs, the Fund is subject to the risks associated with the ETFs’ investments, including the possibility that the value of the instruments held by an ETF could decrease. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation and each ETF’s asset allocation. In addition, by investing in the Fund, shareholders indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund may exceed the costs of investing directly in ETFs. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value, and will likely incur brokerage costs when it purchases and sells ETFs.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Non-Diversification Risk (Cabana Target Leading Sector Aggressive ETF, Cabana Target Leading Sector Conservative ETF and Cabana Target Leading Sector Moderate ETF only). The Funds are a non-diversified investment company under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on each Fund’s performance.

Trading Risk. Shares of each Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of each Fund will fluctuate with changes in the market value of that Fund’s holdings. The market prices of each Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of such Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (bid) and the lowest price a seller is willing to accept for shares of a Fund (ask), which is known as the bid-ask spread. In addition, although each Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of a Fund inadvisable. In stressed market conditions, the market for a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Note 7 – Federal Income Taxes

At October 31, 2021, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cabana Target Drawdown 5 ETF	$31,501,456	$653,686	$(176,811)	$476,875
Cabana Target Drawdown 7 ETF	274,033,882	6,897,025	(1,162,334)	5,734,691
Cabana Target Drawdown 10 ETF	811,939,848	35,994,467	(2,954,956)	33,039,511
Cabana Target Drawdown 13 ETF	287,202,896	15,337,573	(553,179)	14,784,394
Cabana Target Drawdown 16 ETF	157,219,331	8,008,125	(298,196)	7,709,929
Cabana Target Leading Sector Aggressive ETF	184,787,758	9,921,705	(433,847)	9,487,858
Cabana Target Leading Sector Conservative ETF	182,707,191	4,142,288	(824,180)	3,318,108
Cabana Target Leading Sector Moderate ETF	256,280,862	13,746,680	—	13,746,680

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	October 31, 2021 (Unaudited)

As of the tax period ended April 30, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains (Losses)	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Accumulated Earnings (Deficit)
Cabana Target Drawdown 5 ETF	$44,669	$(1,042,495)	$—	$752,199	$(245,627)
Cabana Target Drawdown 7 ETF	1,923,395	(12,344,654)	—	9,154,132	(1,267,127)
Cabana Target Drawdown 10 ETF	1,947,099	(23,698,689)	—	41,857,402	20,105,812
Cabana Target Drawdown 13 ETF	282,280	(7,084,821)	—	19,276,733	12,474,192
Cabana Target Drawdown 16 ETF	140,587	(3,827,881)	—	11,920,947	8,233,653

As of the tax period ended April 30, 2021, each Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total Amount
Cabana Target Drawdown 5 ETF	$1,039,262	$3,233	$1,042,495
Cabana Target Drawdown 7 ETF	12,299,352	45,302	12,344,654
Cabana Target Drawdown 10 ETF	23,629,820	68,869	23,698,689
Cabana Target Drawdown 13 ETF	7,061,238	23,583	7,084,821
Cabana Target Drawdown 16 ETF	3,816,920	10,961	3,827,881

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Code limitations.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Note 8 – Recent Market Events

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of each Fund’s investments. The ultimate impact of the pandemic on the financial performance of each Fund’s investments is not reasonably able to be approximated at this time.

Note 9 – Events Subsequent to the Fiscal Year End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in a Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	October 31, 2021 (Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you, incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare the Fund’s costs with those of other funds. It assumes that the Fund has an annualized return of 5% before expenses and the expense ratio for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical result for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT the Fund’s actual return – the account values shown may not apply to your specific investment.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES (Concluded)	October 31, 2021 (Unaudited)
	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Annualized Expense Ratio	Expenses Paid During Period
Cabana Target Drawdown 5 ETF
Actual Performance	$1,000.00	$1,049.40	0.55%	$2.84(1)
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	0.55%	$2.80(1)
Cabana Target Drawdown 7 ETF
Actual Performance	$1,000.00	$1,045.80	0.56%	$2.89(1)
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	0.56%	$2.85(1)
Cabana Target Drawdown 10 ETF
Actual Performance	$1,000.00	$1,066.70	0.56%	$2.92(1)
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	0.56%	$2.85(1)
Cabana Target Drawdown 13 ETF
Actual Performance	$1,000.00	$1,088.20	0.56%	$2.95(1)
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	0.56%	$2.85(1)
Cabana Target Drawdown 16 ETF
Actual Performance	$1,000.00	$1,076.80	0.56%	$2.93(1)
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	0.56%	$2.85(1)
Cabana Target Leading Sector Aggressive ETF
Actual Performance	$1,000.00	$1,051.00	0.59%	$1.84(2)
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	0.59%	$3.01(1)
Cabana Target Leading Sector Conservative ETF
Actual Performance	$1,000.00	$1,017.40	0.59%	$1.81(2)
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	0.59%	$3.01(1)
Cabana Target Leading Sector Moderate ETF
Actual Performance	$1,000.00	$1,052.80	0.59%	$1.84(2)
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	0.59%	$3.01(1)

(1)  Expenses paid during the period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

(2)  Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 111 (the number of days in the period July 13, 2021 (commencement of operations) to October 31, 2020), then divided by 365.

EXCHANGE LISTED FUNDS TRUST REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM	October 31, 2021 (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the Cabana Target Drawdown 5 ETF, Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF, and Cabana Target Drawdown 16 ETF (the “Funds”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that the Funds will be unable to meet their redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of Exchange Traded Concepts, LLC, the Trust’s investment adviser (the “Adviser”), is tailored to reflect each Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Funds.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from the Adviser’s portfolio management, capital markets, and legal and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of each Fund and to manage the liquidity risk of each Fund on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the March 2021 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is adequately designed to assess and manage each Fund’s liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in such Fund may be subject.

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS	October 31, 2021 (Unaudited)

At a meeting held on March 12, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered and approved the following agreements (the “Agreements”) with respect to the Cabana Target Leading Sector Conservative ETF, Cabana Target Leading Sector Moderate ETF, and Cabana Target Leading Sector Aggressive ETF (the “Funds”):

•   an investment advisory agreement between the Trust, on behalf of the Funds, and Exchange Traded Concepts, LLC (“ETC”), pursuant to which ETC would provide advisory services to the Funds; and

•   an investment sub-advisory agreement between ETC and Cabana LLC (“Cabana”) pursuant to which Cabana would provide sub-advisory services to the Funds.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved by a vote of (i) the Trustees or the shareholders of the Funds and (ii) a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC and Cabana are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Although the 1940 Act requires that the Agreements be approved by the in-person vote of a majority of the Independent Trustees, the Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and possible restrictions on gatherings. The Meeting was held in reliance on an order issued by the Securities and Exchange Commission that provides temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in response to the challenges arising in connection with the COVID-19 pandemic.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and Cabana and, at the Meeting, representatives from ETC and Cabana presented additional oral and written information to help the Board evaluate the Agreements. Among other things, representatives from ETC and Cabana provided an overview of their advisory business, including investment personnel and investment processes. Prior to the Meeting, the Trustees met to review and discuss certain information provided. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s and Cabana’s oral presentations, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC and Cabana. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the Agreements, the Trustees took into account all the materials provided prior to and during the Meeting, the presentations made and the extensive discussions during the Meeting, including the discussion the Independent Trustees had during their executive session with independent legal counsel. In particular, the Trustees took into consideration (i) the nature, extent, and quality of the services to be provided by ETC and Cabana; (ii) ETC’s and Cabana’s expected costs of and profits to be realized from providing such services, including any fall-out benefits to be enjoyed by ETC, Cabana, or their respective affiliates; (iii) comparative fee and expense data for the Funds; (iv) the extent to which each Fund’s advisory fee reflects economies of scale to be shared with shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services to be Provided

In considering the nature, extent, and quality of the services to be provided to the Funds, the Board considered the proposed investment strategies for each Fund and ETC’s and Cabana’s experience with such strategies. The Board considered ETC’s and Cabana’s specific responsibilities in all aspects of day-to-day management of the Funds. The Board noted that ETC’s responsibilities would include overseeing the activities of Cabana, while Cabana would be responsible for developing, implementing, and maintaining the Funds’ investment program. The Board further noted that ETC’s responsibilities also would include, among other things, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, trading

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)	October 31, 2021 (Unaudited)

portfolio securities and other investment instruments on behalf of the Funds, selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board, determining the daily baskets of deposit securities and cash components, executing portfolio securities trades for purchases and redemptions of Fund shares, oversight of general portfolio compliance with relevant law, responsibility for quarterly reporting to the Board, and implementation of Board directives as they relate to the Funds. The Board considered the qualifications, experience, and responsibilities of ETC’s and Cabana’s investment personnel, the quality of ETC’s and Cabana’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC and Cabana have appropriate compliance policies and procedures in place. The Board noted that it had been provided with ETC’s and Cabana’s registration form on Form ADV as well as ETC’s and Cabana’s responses to a detailed series of questions, which included a description of ETC’s and Cabana’s operations, service offerings, personnel (including, with respect to Cabana, information about the background and experience of the portfolio managers who would be primarily responsible for day-to-day management of the Funds), compliance program, risk management program, and financial condition.

The Board considered ETC’s experience working with ETFs, including other series of the Trust and other ETFs managed by ETC. The Board also considered other services to be provided to the Funds by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non- distribution related services necessary for the Funds to operate; administering the Funds’ business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Funds’ business activities; supervising each Fund’s registration as an investment company and the offering of each Fund’s shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for each Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust. Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to the Funds by ETC and Cabana.

Performance

Because the Funds are new and have not commenced operations, the Board noted that there was no historical performance to consider.

Cost of Advisory Services and Profitability

The Board reviewed the proposed advisory fee to be paid to ETC and the proposed sub-advisory fee to be paid by ETC to Cabana for services to be provided to the Funds under the Agreements. The Board reviewed a report prepared an independent third party comparing each Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the fees for each Fund are within the range of advisory fees paid by peer funds. The Board also considered that ETC expected to implement a contractual waiver of a portion of the advisory fee payable for each Fund. The Board discussed that the advisory fee for each Fund is a “unitary fee,” meaning that each Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, and that the sub-advisory fees to be paid to Cabana would be paid out of the advisory fees. The Board noted that, under the Agreements, ETC is responsible for compensating the Funds’ other service providers and paying each Fund’s other expenses out of its own advisory fees and resources and that while Cabana has agreed to assume such responsibility, ETC is ultimately responsible for ensuring the obligation to the Fund is satisfied. The Board considered that the sub-advisory fees would be paid by ETC, not the Funds, and that the fees reflect an arm’s length negotiation between ETC and Cabana. The Board further determined that the fees reflected a reasonable allocation of the advisory fee paid to ETC given the work performed by ETC and Cabana. The Board considered information provided about the costs and expenses to be incurred by ETC and Cabana in providing advisory and sub-advisory services, evaluated the compensation and benefits to be received by each of ETC and Cabana from its relationship with the Funds, and reviewed profitability analyses from ETC with respect to each Fund. The Board considered the risks borne by ETC and Cabana associated with providing services to the Funds, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Funds. In light of this information, the Board concluded that the advisory and sub-advisory fees were reasonable in light of the services to be rendered.

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Concluded)	October 31, 2021 (Unaudited)

Economies of Scale

The Board also considered the expected costs, and anticipated profits, of the advisory services to the Funds, and the potential for economies of scale as Fund assets grow. The Board noted that such economies would, to some degree, be shared with Fund shareholders through the unitary fee structure of the Funds and that the Board would have an opportunity to evaluate the extent to which economies of scale are being shared when it next considers the renewal of the Agreements.

Conclusion

No single factor was determinative of the Board’s decision to approve the Agreements on behalf of the Funds; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to the Funds. The Board, including the Independent Trustees, therefore, determined that the approval of the Agreements was in the best interests of the Funds and their shareholders.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Sub-Adviser:

Cabana Asset Management
220 S. School Ave.
Fayetteville, AR 72701

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Proxy Voting Information

Exchange Traded Concepts’ proxy voting policies and procedures are attached to the Funds’ SAI, which is available without charge by visiting the Funds’ website at www.cabanaetfs.com or the SEC’s website at www.sec.gov or by calling toll free (866) 239-9536.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll free (866) 239-9536 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal period as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. Each Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. In addition, each Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.cabanaetfs.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

ITEM 2: CODE OF ETHICS.

Not applicable for Semi-Annual Reports.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for Semi-Annual Reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5: Audit Committee of Listed registrants.

Not applicable for Semi-Annual Reports.

Item 6: Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	12/20/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	12/20/2021

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke
Principal Financial Officer

Date:	12/20/2021